Related parties (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables		R$ 9		R$ 28
Other assets		301		517
Trade payables		22		23
Other liabilities		358		467
Revenues (expenses)		4,119		1,109	R$ (243)
Puntos Colombia [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	[1]
Other assets	[1]			42
Trade payables	[1]
Other liabilities	[1]			58
Revenues (expenses)	[1]				(114)
Tuya [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	[2]
Other assets	[2]			57
Trade payables	[2]
Other liabilities	[2]
Revenues (expenses)	[2]				24
Sendas Distribuidora [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	[3]			2
Other assets	[3]	264		370
Trade payables	[3]	18		15
Other liabilities	[3]	259		103
Revenues (expenses)	[3]	4,230		1,382
Casino Group [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	[4]	5		12
Other assets	[4]			12
Trade payables	[4]
Other liabilities	[4]			19
Revenues (expenses)	[4]	3		(7)	(30)
Wilkes [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Other assets		1
Trade payables
Other liabilities		2		2
Revenues (expenses)		(8)		(5)
Others [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Other assets		1		1
Trade payables
Other liabilities
Revenues (expenses)
Controlling Shareholders [Member] | Casinos [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	[5]
Other assets	[5]
Trade payables	[5]
Other liabilities	[5]	10		1
Revenues (expenses)	[5]	(30)		(46)	(91)
Controlling Shareholders [Member] | Euris [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			[5]
Other assets	[5]
Trade payables	[5]
Other liabilities	[5]	1		1
Revenues (expenses)	[5]	(3)		(3)	(3)
Associates [member] | F I C [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	[6]	4		14
Other assets	[6]	35		35
Trade payables	[6]	4		8
Other liabilities	[6]
Revenues (expenses)	[6]	19		62	55
Other related parties [member] | Greenyellow [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	[7]
Other assets	[7]
Trade payables	[7]
Other liabilities	[7]	86		283
Revenues (expenses)	[7]	R$ (92)		R$ (274)	R$ (84)

[1]	Puntos Colombia: Éxito's customer loyalty program. Amount related to point redemption and other services.
[2]	Tuya: Financial institution that is an associate of Éxito. Amount related to participation in business collaboration agreements and expense reimbursement, discount vouchers and others.
[3]	Sendas Distribuidora: As of December 31, 2020 Sendas is not a subsidiary of the Group. The Company is responsible for the legal proceedings of Sendas Distribuidora prior to the Assai activity. The Company signed with Sendas a separation agreement, which main terms are related to the operational steps for the separation of the remaining activities done in conjunction. Additionally, this separation agreement establishes the indemnization rights and responsibilities, over which the Company is responsible for expenses related to losses given cause by the retail activity. In the same way, the Company has the right over the gains relate to such activity. In 2021, the Company and Sendas entered into an agreement to transfer 66 commercial points as described in Note 1.1.
[4]	Casino Group: Receivable for expatriate expenses with Casino International, Distribution Casino and Casino Services. Provision of services in the importation of goods by other companies of the Casino Group.
[5]	Casino:
[6]	FIC:
[7]	Greenyellow